Income Taxes - Additional Information (Detail) - INR (₨) ₨ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2017
Disclosure of income taxes [line items]
Unrecognized deferred tax liability on undistributed profits of certain subsidiaries		₨ 287,357.3	₨ 308,213.9
United Kingdom [Member]
Disclosure of income taxes [line items]
Tax rate					17.00%
Tax Rate Effect Of Deferred Tax On Assets		25.00%	19.00%	19.00%
Tax Rate Effect Of Deferred Tax On Liabilities		25.00%	19.00%	19.00%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	19.00%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member] | Top of range [member]
Disclosure of income taxes [line items]
Tax rate	25.00%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member] | Bottom of range [member]
Disclosure of income taxes [line items]
Tax rate	19.00%
Scenario plan [Member] | United Kingdom [Member] | Before Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	17.00%
Indefinitely [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets			₨ 149,674.1
Specified period [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets			₨ 91,236.6